Fair Value Loss (Gain) On Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Gains Losses On Change In Fair Value Of Derivatives Explanatory
b)  Fair value gain (loss) on derivatives

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Gain on warrant liability remeasurement 1	$(2,505,810)	$—	$(4,999,080)	$—

Gain on embedded derivatives 2	(32,519)	(1,107,784)	(32,519)	(1,164,059)

Deferred charge loss 2	—	(5,322)	—	1,615,102

Total fair value (gain) loss on derivatives	$(2,538,329)	$(1,113,106)	$(5,031,599)	$451,043
1
Unrealized change in fair value (Note 11).
2
Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121